Trade and other receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables.
Trade and other receivables

19.Trade and other receivables

	June 30, 2022	December 31, 2021
Trade receivables	42,481	41,675
Deposits and prepayments	1,906	2,460
Other receivables	1,842	952
Total	46,229	45,087

The Group does not hold any collateral over the trading receivables balances.

The fair values of trade and other receivables approximate to their carrying amounts as presented above.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 26 to these interim condensed consolidated financial statements.

The amount of ECL in respect of trade and other receivables is 739 as at June 30, 2022 and is 102 as at December 31, 2021.